Weighted-Average Assumptions Used for Options Granted (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Stock Options
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Term (in Years)	7.7	7.4	6.8
Dividend Yield	4.56%	4.38%	3.51%
Expected Volatility	43.20%	41.50%	40.70%
Risk Free Interest Rate	2.94%	2.64%	2.46%